PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 10, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Depreciation expense		$ 97,162	$ 67,372	$ 191,956	$ 134,420
Payments to acquire property, plant, and equipment				$ 173,626	$ 1,347,989
Titan Trucking LLC [Member]
Asset Acquisition [Line Items]
Depreciation expense						$ 325,382	$ 304,175
Payments to acquire property, plant, and equipment						$ 3,349,628	$ 47,177
Titan Trucking LLC [Member] | Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Payments to acquire property, plant, and equipment	$ 1,805,000
Century Waste Management [Member]
Asset Acquisition [Line Items]
Asset acquisition, consideration transferred	$ 1,805,420